SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2017
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION

17) SUPPLEMENTAL CASH FLOW INFORMATION

a) Changes in Non‑Cash Operating Working Capital

($ thousands)	December 31, 2017	December 31, 2016	December 31, 2015
Accounts receivable	$(66,860)	$16,982	$37,064
Other current assets	(154)	2,154	(2,634)
Accounts payable	31,982	(4,061)	(47,260)
	$(35,032)	$15,075	$(12,830)

b) Changes in Other Non-Cash Working Capital

($ thousands)	December 31, 2017	December 31, 2016	December 31, 2015
Non-cash financing activities(1)	$16	$(3,791)	$(12,320)
Non-cash investing activities(2)	$1,523	$(49,472)	$(47,586)
(1)	Relates to changes in dividends payable and included in dividends on the Consolidated Statements of Cash Flows.
(2)	Relates to changes in accounts payable for capital and office expenditures and included in capital and office expenditures on the Consolidated Statements of Cash Flows.

c) Other

($ thousands)	December 31, 2017	December 31, 2016	December 31, 2015
Income taxes paid/(received)	$2,640	$(21,244)	$(22,274)
Interest paid	$38,149	$48,545	$65,498